UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

     Report for the Calendar Year or Quarter Ended:   September 30, 2008
                                                      -------------------

     Check here if Amendment [ ];  Amendment Number:
     This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

     Institutional Investment Manager Filing this Report:

     Name:      GLENHILL ADVISORS, LLC
          ----------------------------------------
     Address:   598 MADISON AVENUE, 12TH FLOOR
          ----------------------------------------
                NEW YORK, NEW YORK 10022
          ----------------------------------------


     Form 13F File Number: 028-10461
                               -----

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

     Person Signing this Report on Behalf of Reporting Manager:

     Name:        Glenn J. Krevlin
     Title:       Managing Member
     Phone:       (646) 432-0600

     Signature, Place, and Date of Signing:

     /s/ GLENN J. KREVLIN          New York, New York         November 14, 2008
     --------------------          ------------------         -----------------
          [Signature]                [City, State]                [Date]

     Report Type (Check only one.):

     [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

     [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

     [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


     Report Summary:


     Number of Other Included Managers:               2
                                               -----------------

     Form 13F Information Table Entry Total:         82
                                               -----------------

     Form 13F Information Table Value Total:      1,440,489
                                               -----------------
                                                  (thousands)

     List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                   Form 13F
     No.        File Number      Name

     01         028- 10911       Glenhill Capital Management, LLC
     --------   -----------     ----------------------------------------------

     02         028- 10962       Glenhill Capital Overseas GP, Ltd.
     --------   -----------     ----------------------------------------------

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                     COLUMN 2          COLUMN 3      COLUMN 4    COLUMN 5            COLUMN 6     COLUMN 7       COLUMN 8
--------                     --------          --------      --------    --------            --------     --------       --------
Name of Issuer               Title of           CUSIP         Value      Shares or  Sh/ Put/ Investment   Other   Voting Authority
                             Class                           (x$1000)    or Prn Amt Prn Call Discretion  Managers Sole Shared None
<BTB>
Ac Moore Arts & Crafts Inc    COM               00086T 10 3     4,310     687,413    Sh      Shared-Defined  01    Sole
Ac Moore Arts & Crafts Inc    COM               00086T 10 3     3,213     512,499    Sh      Shared-Defined  02    Sole
Acxiom Corp                   COM               005125 10 9     6,810     543,029    Sh      Shared-Defined  01    Sole
Acxiom Corp                   COM               005125 10 9     4,521     360,516    Sh      Shared-Defined  02    Sole
Arvinmeritor Inc              COM               043353 10 1    54,118   4,150,143    Sh      Shared-Defined  01    Sole
Arvinmeritor Inc              COM               043353 10 1    22,880   1,754,589    Sh      Shared-Defined  02    Sole
Blue Coat Systems Inc         COM               09534T 50 8    20,836   1,468,372    Sh      Shared-Defined  01    Sole
Blue Coat Systems Inc         COM               09534T 50 8    13,833     974,843    Sh      Shared-Defined  02    Sole
Brightpoint Inc               COM               109473 40 5     4,111     570,950    Sh      Shared-Defined  01    Sole
Brightpoint Inc               COM               109473 40 5     2,729     379,050    Sh      Shared-Defined  02    Sole
Casual Male Retail Group Inc  COM               148711 10 4     1,386     352,571    Sh      Shared-Defined  01    Sole
Casual Male Retail Group Inc  COM               148711 10 4       465     118,383    Sh      Shared-Defined  02    Sole
Collective Brands Inc         COM               19421W 10 0    42,358   2,313,400    Sh      Shared-Defined  01    Sole
Collective Brands Inc         COM               19421W 10 0    24,839   1,356,600    Sh      Shared-Defined  02    Sole
Cypress Semiconductor Corp    COM               232806 10 9     3,941     755,000    Sh      Shared-Defined  01    Sole
Design Within Reach Inc       COM               250557 10 5     5,844   1,709,905    Sh      Shared-Defined  01    Sole
Design Within Reach Inc       COM               250557 10 5     2,655     776,693    Sh      Shared-Defined  02    Sole
Dover Saddlery Inc            COM               260412 10 1     1,430     552,309    Sh      Shared-Defined  01    Sole
Dover Saddlery Inc            COM               260412 10 1       950     366,674    Sh      Shared-Defined  02    Sole
Dst Systems Inc               COM               233326 10 7    35,669     637,060    Sh      Shared-Defined  01    Sole
Dst Systems Inc               COM               233326 10 7    23,680     422,940    Sh      Shared-Defined  02    Sole
Eagle Materials Inc           COM               26969P 10 8     9,076     405,739    Sh      Shared-Defined  01    Sole
Eagle Materials Inc           COM               26969P 10 8     6,026     269,368    Sh      Shared-Defined  02    Sole
Expedia Inc                   COM               30212P 10 5     6,357     420,701    Sh      Shared-Defined  01    Sole
Expedia Inc                   COM               30212P 10 5     4,220     279,299    Sh      Shared-Defined  02    Sole
Holly Corp                    COM PAR $0.01     435758 30 5     5,214     180,302    Sh      Shared-Defined  01    Sole
Holly Corp                    COM PAR $0.01     435758 30 5     3,462     119,698    Sh      Shared-Defined  02    Sole
Icici Bank Ltd-Spon Adr       ADR               45104G 10 4    24,389   1,036,962    Sh      Shared-Defined  01    Sole
Icici Bank Ltd-Spon Adr       ADR               45104G 10 4    13,432     571,088    Sh      Shared-Defined  02    Sole
Ishares Russell 2000          RUSSELL 2000      464287 65 5   160,055   2,353,750    Sh      Shared-Defined  01    Sole
Ishares Russell 2000          RUSSELL 2000      464287 65 5   101,745   1,496,250    Sh      Shared-Defined  02    Sole
Liberty Acquisition Hol-Cw13  *W EXP 12/12/201  53015Y 11 5     1,052   1,502,500    Sh      Shared-Defined  01    Sole
Liberty Acquisition Hol-Cw13  *W EXP 12/12/201  53015Y 11 5       698     997,500    Sh      Shared-Defined  02    Sole
Liberty Acquisition Holdings  COM               53015Y 10 7    26,113   3,005,000    Sh      Shared-Defined  01    Sole
Liberty Acquisition Holdings  COM               53015Y 10 7    17,337   1,995,000    Sh      Shared-Defined  02    Sole
Liberty Global Inc-Series C   COM SER C         530555 30 9    39,907   1,420,671    Sh      Shared-Defined  01    Sole
Liberty Global Inc-Series C   COM SER C         530555 30 9    26,494     943,173    Sh      Shared-Defined  02    Sole
Lionbridge Technologies Inc   COM               536252 10 9     8,842   3,623,836    Sh      Shared-Defined  01    Sole
Lionbridge Technologies Inc   COM               536252 10 9     4,644   1,903,407    Sh      Shared-Defined  02    Sole
Lodgenet Interactive Corp     COM               540211 10 9       172      84,606    Sh      Shared-Defined  01    Sole
Lodgenet Interactive Corp     COM               540211 10 9       985     485,394    Sh      Shared-Defined  02    Sole
Marvell Technology Group Ltd  ORD               G5876H 10 5     5,589     600,997    Sh      Shared-Defined  01    Sole
Marvell Technology Group Ltd  ORD               G5876H 10 5     3,711     399,003    Sh      Shared-Defined  02    Sole
Merge Healthcare Inc          COM               589499 10 2     1,700   1,682,800    Sh      Shared-Defined  01    Sole
Merge Healthcare Inc          COM               589499 10 2     1,128   1,117,200    Sh      Shared-Defined  02    Sole
Monster Worldwide Inc         COM               611742 10 7    32,991   2,212,688    Sh      Shared-Defined  01    Sole
Monster Worldwide Inc         COM               611742 10 7    19,824   1,329,572    Sh      Shared-Defined  02    Sole
Nalco Holding Co              COM               62985Q 10 1    68,200   3,678,510    Sh      Shared-Defined  01    Sole
Nalco Holding Co              COM               62985Q 10 1    39,431   2,126,790    Sh      Shared-Defined  02    Sole
Nii Holdings Inc              CL B              62913F 20 1    24,330     641,610    Sh      Shared-Defined  01    Sole
Nii Holdings Inc              CL B              62913F 20 1     9,229     243,390    Sh      Shared-Defined  02    Sole
Nmt Medical Inc               COM               629294 10 9     2,121     679,731    Sh      Shared-Defined  01    Sole
Nmt Medical Inc               COM               629294 10 9     1,408     451,269    Sh      Shared-Defined  02    Sole
Nrdc Acquisition Corp         COM               62941R 10 2    20,858   2,317,525    Sh      Shared-Defined  01    Sole
Nrdc Acquisition Corp         COM               62941R 10 2     9,067   1,007,475    Sh      Shared-Defined  02    Sole
Nrdc Acquisition Corp-Cw11    *W EXP 10/17/201  62941R 11 0       579   2,317,525    Sh      Shared-Defined  01    Sole
Nrdc Acquisition Corp-Cw11    *W EXP 10/17/201  62941R 11 0       252   1,007,475    Sh      Shared-Defined  02    Sole
Nrg Energy Inc                COM               629377 50 8    10,847     438,249    Sh      Shared-Defined  01    Sole
Nrg Energy Inc                COM               629377 50 8     7,201     290,951    Sh      Shared-Defined  02    Sole
Nustar Energy Lp              UNIT COM          67058H 10 2    23,648     556,824    Sh      Shared-Defined  01    Sole
Nustar Gp Holdings Llc        UNIT RESTG LLC    67059L 10 2    10,775     615,700    Sh      Shared-Defined  01    Sole
Oracle Corp                   COM               68389X 10 5       183       9,015    Sh      Shared-Defined  01    Sole
Oracle Corp                   COM               68389X 10 5       122       5,985    Sh      Shared-Defined  02    Sole
Pep Boys-Manny Moe & Jack     COM               713278 10 9    14,671   2,373,949    Sh      Shared-Defined  01    Sole
Pep Boys-Manny Moe & Jack     COM               713278 10 9     9,740   1,576,051    Sh      Shared-Defined  02    Sole
Puradyn Filter Technologies   COM               746091 10 7       726   2,268,059    Sh      Shared-Defined  01    Sole
Puradyn Filter Technologies   COM               746091 10 7       482   1,505,749    Sh      Shared-Defined  02    Sole
Qualcomm Inc                  COM               747525 10 3    77,475   1,803,002    Sh      Shared-Defined  01    Sole
Qualcomm Inc                  COM               747525 10 3    51,435   1,196,998    Sh      Shared-Defined  02    Sole
Semtech Corp                  COM               816850 10 1    29,535   2,115,700    Sh      Shared-Defined  01    Sole
Semtech Corp                  COM               816850 10 1    19,608   1,404,600    Sh      Shared-Defined  02    Sole
Skyworks Solutions Inc        COM               83088M 10 2    19,595   2,343,902    Sh      Shared-Defined  01    Sole
Skyworks Solutions Inc        COM               83088M 10 2    13,009   1,556,098    Sh      Shared-Defined  02    Sole
Sunpower Corp-Class B         COM               867652 30 7     7,394     107,075    Sh      Shared-Defined  01    Sole
Target Corp                   COM               87612E 10 6    19,161     390,650    Sh      Shared-Defined  01    Sole
Target Corp                   COM               87612E 10 6    12,721     259,350    Sh      Shared-Defined  02    Sole
Tekelec                       COM               879101 10 3    18,054   1,290,466    Sh      Shared-Defined  01    Sole
Tekelec                       COM               879101 10 3    11,986     856,734    Sh      Shared-Defined  02    Sole
Tyco Electronics Ltd          COM               G9144P 10 5    45,715   1,652,751    Sh      Shared-Defined  01    Sole
Tyco Electronics Ltd          COM               G9144P 10 5    30,350   1,097,249    Sh      Shared-Defined  02    Sole
Vivo Participacoes Sa-Adr     SPON ADR PFD      92855S 10 1    14,929   3,606,000    Sh      Shared-Defined  01    Sole
Vivo Participacoes Sa-Adr     SPON ADR PFD      92855S 10 1     9,911   2,394,000    Sh      Shared-Defined  02    Sole